Income taxes (Details) - Schedule of deferred income tax - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes (Details) - Schedule of deferred income tax [Line Items]
Beginning balance	$ (2,514,743)	$ (65,638)
Profit or loss	1,537,467	(2,174,598)	$ 635,813
Other Comprehensive Income	1,047,758	(346,308)	(701,451)
Equity	(70,482)	71,801
Ending balance		(2,514,743)	(65,638)
Property, plant and equipment [Member]
Income taxes (Details) - Schedule of deferred income tax [Line Items]
Beginning balance	(1,781,767)	(755,431)
Profit or loss	(3,249,116)	(1,026,336)	(755,431)
Other Comprehensive Income
Equity
Ending balance	(5,030,883)	(1,781,767)	(755,431)
Right-of-use assets [Member]
Income taxes (Details) - Schedule of deferred income tax [Line Items]
Beginning balance	(543,242)	(630,826)
Profit or loss	(120,181)	87,584	(630,826)
Other Comprehensive Income
Equity
Ending balance	(663,423)	(543,242)	(630,826)
Digital Currencies [Member]
Income taxes (Details) - Schedule of deferred income tax [Line Items]
Beginning balance	(1,047,759)	(701,451)
Profit or loss	1,186,091
Other Comprehensive Income	1,047,758	(346,308)	(701,451)
Equity
Ending balance	1,186,090	(1,047,759)	(701,451)
Lease liabilities [member]
Income taxes (Details) - Schedule of deferred income tax [Line Items]
Beginning balance		665,439
Profit or loss	143,082	(665,439)	665,439
Other Comprehensive Income
Equity
Ending balance	143,082		665,439
Stock based compensation [Member]
Income taxes (Details) - Schedule of deferred income tax [Line Items]
Beginning balance	709,474
Profit or loss	(638,992)	637,673
Other Comprehensive Income
Equity	(70,482)	71,801
Ending balance		709,474
Non-capital losses [Member]
Income taxes (Details) - Schedule of deferred income tax [Line Items]
Beginning balance	148,551	1,356,631
Profit or loss	4,216,583	(1,208,080)	1,356,631
Other Comprehensive Income
Equity
Ending balance	4,365,134	148,551	$ 1,356,631
Non-capital losses - Canada [Member]
Income taxes (Details) - Schedule of deferred income tax [Line Items]
Beginning balance
Profit or loss	593,325
Other Comprehensive Income
Equity
Ending balance	593,325
Unrealized foreign exchange gain - Canada [Member]
Income taxes (Details) - Schedule of deferred income tax [Line Items]
Beginning balance
Profit or loss	(593,325)
Other Comprehensive Income
Equity
Ending balance	$ (593,325)